SEGMENT REPORTING (Schedule of Sales Data by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENT REPORTING
Net Sales by Segment	$ 115,944	$ 98,292	$ 86,512
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment	$ 3,146	$ 2,926	$ 4,021
Net Sales by Segment (as a percent)	3.00%	3.00%	5.00%
India
SEGMENT REPORTING
Net Sales by Segment	$ 70,106	$ 42,352	$ 33,021
Net Sales by Segment (as a percent)	60.00%	43.00%	38.00%
Japan
SEGMENT REPORTING
Net Sales by Segment	$ 35,504	$ 49,185	$ 45,561
Net Sales by Segment (as a percent)	31.00%	50.00%	52.00%
Taiwan
SEGMENT REPORTING
Net Sales by Segment	$ 6,445	$ 3,018	$ 3,217
Net Sales by Segment (as a percent)	6.00%	3.00%	4.00%
Other
SEGMENT REPORTING
Net Sales by Segment	$ 743	$ 811	$ 692
Net Sales by Segment (as a percent)	1.00%	1.00%	1.00%